Profit Before Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Profit Before Income Tax Expense

	2018	2017	2016
	RMB	RMB	RMB
Items credited and charged in arriving at the profit before income tax expense include:

Credited
Dividend income from financial assets measured at fair value through other comprehensive income	52	—	—
Dividend income from available-for-sale financial assets	—	42	60
Reversal of provision for impairment of receivables	1,370	37	62
Reversal of write down in inventories	77	49	75
Government grants (i)	11,774	9,102	8,509
Gain on disposal of investment in subsidiaries	45	613	24,674

Charged
Amortization of intangible and other assets	4,894	4,495	4,896
Auditors’ remuneration (ii)	53	53	53
Cost of inventories recognized as expense	1,805,656	1,560,361	1,217,131
Provision for impairment of receivables	1,385	3,291	1,671
Loss on disposal of property, plant and equipment	16,759	4,939	7,972
Operating lease expenses	20,180	20,073	19,027
Research and development expenses	14,093	12,323	11,227
Write down in inventories	4,155	1,118	2,709

(i)

Comprises proportionate refund of import value-added tax relating to the import of natural gas (including liquefied natural gas) provided by the PRC government and value-added tax refund upon levy for pipeline transportation service over which portion of value-added tax actual tax burden exceeds 3%. This value-added tax refund is applicable from January 1, 2011 to December 31, 2020 and available when the import prices of the natural gas and liquefied natural gas imported under any State-sanctioned pipelines are higher than their prescribed selling prices.

(ii)

The auditors’ remuneration above represents the annual audit fees paid by the Company. This remuneration does not include fees of RMB 52 paid by subsidiaries to the Company’s current auditor and its network firms which primarily relates to audit, tax compliance and other advisory services (2017: RMB 52, 2016: RMB 66).